Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 21, 2021	Mar. 31, 2022	Dec. 31, 2021
Liquidity and Capital Resources [Abstract]
Going concern		1 year	1 year
Going concern period		1 year	1 year
Accumulated deficit		$ 3,077,614	$ 2,907,644
Gross proceeds	$ 990,983
Principal amount		$ 9,451	9,411
Transaction costs	84,278
Liabilities	$ 139,557
Net proceeds			$ 767,148